DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals, Others (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) employee	Dec. 31, 2019 CNY (¥) employee	Dec. 31, 2018 CNY (¥) employee
Significant related party transactions
Number of remaining highest paid individuals other than director and supervisor | employee	3	2	2
Minimum
Significant related party transactions
Remuneration amount for remaining two highest paid individuals	¥ 0	¥ 0	¥ 0
Maximum
Significant related party transactions
Remuneration amount for remaining two highest paid individuals	¥ 1,000,000	¥ 1,000,000	¥ 1,000,000